SHAREHOLDERS' DEFICIT - Summary of the status of the Company's outstanding series B preferred stock warrants (Details 4) - Series B Preferred Stock Warrants - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock warrants
Outstanding and exercisable at beginning of year	3,250,000	1,250,000	1,170,000
Granted		2,000,000	80,000
Exercised
Expired
Outstanding and exercisable at end of year	3,250,000	3,250,000	1,250,000
Weighted Average Exercise Price
Outstanding	$ 3.00	$ 3.00	$ 3.00
Granted		3.00	3.00
Exercised
Expired
Outstanding	$ 3.00	$ 3.00	$ 3.00